Other disclosures - Disclosure of capital ratio (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Disclosures
Level 1 ordinary eligible capital (EUR million)	€ 77,628	€ 74,202
Level 1 additional eligible capital (EUR million)	8,856	8,831
Level 2 eligible capital (EUR million)	14,669	14,359
Risk-weighted assets (EUR million)	€ 631,149	€ 609,266
Level 1 ordinary capital coefficient (CET 1)	12.30%	12.18%
Level 1 additional capital coefficient (AT1)	1.40%	1.45%
Level 1 capital coefficient (TIER1)	13.70%	13.63%
Level 2 capital coefficient (TIER 2)	2.33%	2.36%
Total capital coefficient	16.03%	15.99%